DWS CROCI International VIP Annual Fund Operating Expenses - Class A [Member] - DWS CROCI International VIP	Apr. 24, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%	[1]
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	0.79%

[1]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.32% had proxy expenses been included.